Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable [Abstract]
Creditors	$ 1,744	$ 1,099
Brokers	2,262	1,936
Insurances	0	3
Professional and legal fees	833	680
Total accounts payable	$ 4,839	$ 3,718